Property, Plant, and Equipment, at Cost (Schedule Of Useful Lives Of Property, Plant, And Equipment) (Details)	12 Months Ended
Dec. 31, 2012
Minimum [Member] | Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, useful lives, in years	5 years
Minimum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, useful lives, in years	10 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, useful lives, in years	3 years
Maximum [Member] | Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, useful lives, in years	30 years
Maximum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, useful lives, in years	50 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, useful lives, in years	15 years